S-K 1603, SPAC Sponsor; Conflicts of Interest	Aug. 06, 2026
SPAC Sponsor, its Affiliates and Promoters [Line Items]
SPAC Sponsor [Table Text Block]

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid for Services to be Provided to the Company
Ravenna 7 LLC, Chardan	$10,000 per month, commencing on the first date on which our securities are listed on Nasdaq	Office space, administrative and support services
Ravenna 7 LLC, officers or directors, or our or their affiliates	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination	Services in connection with identifying, investigating and completing an initial business combination
Ravenna 7 LLC

Upon closing of this offering, all or any portion of the outstanding principal balance (up to $500,000) of the formation promissory note will become payable by us. The outstanding principal under the formation promissory note is not convertible into private placement units

Loan to finance our operations prior to this offering
Ravenna 7 LLC

Upon closing of this offering, all or any portion of the outstanding principal balance (up to $300,000) of the grid promissory note may be converted into private placement units, at a price of $10.00 per unit, at the option of our sponsor

Working capital loan to finance transaction costs related to this offering and our operations

Ravenna 7 LLC, officers or directors, or our or their affiliates	Up to $1,500,000 of such loans may be convertible into private placement units, at a price of $10.00 per unit, at the option of the lender.	Working capital loans to finance transaction costs in connection with an initial business combination
Ravenna 7 LLC, officers or directors, or our or their affiliates	Payment of customary fees for financial advisory services	Payment in connection with financial advisory services
Ravenna 7 LLC	2,156,250 Class B ordinary shares(1)(2)	$25,000
Ravenna 7 LLC	200,000 private placement units to be purchased simultaneously with the closing of this offering(2)	$2,000,000 (2)
(1)	Includes 281,250 founder shares subject to forfeiture depending on the extent to which the underwriters’ over-allotment option is exercised.
(2)	Assumes full exercise of the underwriters’ over-allotment option.

SPAC Sponsor, Direct and Indirect Material Interest Holders [Table Text Block]

			Approximate Percentage
			of Issued and Outstanding
			Ordinary Shares
	Number of
	Shares
	Beneficially		Before	After
Name and Address of Beneficial Owner(1)	Owned(2)		Offering	Offering
Ravenna 7 LLC (our sponsor)	2,069,375	(3)	100.0%	21.6%
Gbola Amusa, M.D., CFA	—		—	—
Guy Barudin	—		—	—
Isaac Manke, Ph.D.	—		—	—
Jonas Grossman	2,069,375	(3)	100.0%	21.6%
Andrew Lam, PharmD	—		—	—
All officers, directors and director nominees as a group (5 individuals)	2,069,375	(3)	100.0%	21.6%
*	Less than one percent.
(1)	Unless otherwise noted, the business address of each of our shareholders is 1 Penn Plaza, 48th floor, New York, New York 10119.
(2)

Interests shown consist solely of founder shares, classified as Class B ordinary shares. Such shares will automatically convert into Class A ordinary shares at the time of our initial business combination or earlier at the option of the holders thereof as described in the section entitled “Description of Securities.”

(3)

The shares reported are held in the name of our sponsor. Includes 194,375 Class A Ordinary Shares underlying private placement units purchased by our sponsor in a private placement that will close simultaneously with the closing of this offering. Mr. Grossman is the manager of our sponsor. Mr. Grossman disclaims beneficial ownership of the ordinary shares held by the sponsor.

SPAC Sponsor, Agreement Arrangement or Understanding on the Redemption of Outstanding Securities [Text Block]	We will provide our public shareholders with the opportunity to redeem all or a portion of their Class A ordinary shares upon the completion of our initial business combination either (i) in connection with a general meeting called to approve the business combination or (ii) by means of a tender offer. The decision as to whether we will seek shareholder approval of aproposed business combination or conduct a tender offer will be made by us, solely in our discretion, and will be based on a variety of factors such as the timing of the transaction and whether the terms of the transaction would require us to seek shareholder approval under applicable law or stock exchange listing requirement. Asset acquisitions and share purchases would not typically require shareholder approval, while direct mergers with our company where we do not survive and any transactions where we issue more than 20% of our outstanding ordinary shares or seek to amend our amended and restated memorandum and articles of association would typically require shareholder approval. We currently intend to conduct redemptions in connection with a shareholder vote unless shareholder approval is not required by applicable law or stock exchange listing requirement or we choose to conduct redemptions pursuant to the tender offer rules of the SEC for business or other reasons.If we hold a shareholder vote to approve our initial business combination, we will:conduct the redemptions in conjunction with a proxy solicitation pursuant to Regulation 14A of the Exchange Act, which regulates the solicitation of proxies, and not pursuant to the tender offer rules; andfile proxy materials with the SEC.
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Table Text Block]

Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions
Ordinary shares or any other securities convertible into, or exercisable or exchangeable for, ordinary shares	180 days after the effective date of the registration statement of which this prospectus forms a part	Ravenna 7 LLC Gbola Amusa, M.D., CFA Guy Barudin Isaac Manke, Ph.D. Jonas Grossman

Transfers permitted (i) with the prior written consent of Chardan and (ii) to any transfer of founder shares to any of our current officers or current or future independent director (as long as such current officer or current or future independent director transferee is subject to the letter agreement or executes an agreement substantially identical to the terms of letter agreement, as applicable to directors and officers at the time of such transfer; and as long as, to the extent any Section 16 reporting obligation is triggered as a result of such transfer, any related Section 16 filing includes a practical explanation as to the nature of the transfer)

Founder shares

The earlier of (i) the six month anniversary of the completion of our initial business combination and (ii) the date on which the closing price of our Class A ordinary shares exceeds $12.50 per share (as adjusted for share subdivisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period following our initial business combination; provided that the restriction shall immediately terminate upon the date following the completion of our initial business combination in which we complete a liquidation, merger, share exchange, reorganization or other similar transaction that results in all of the public shareholders having the right to exchange their ordinary shares for cash, securities or other property

Ravenna 7 LLC

Transfers are permitted (a) to our officers or directors, any affiliates or family member of any of our officers or directors, any members or partners of our sponsor or their affiliates, any affiliates of our sponsor, or any employees of such affiliates; (b) in the case of an individual, by gift to a member of one of the individual’s immediate family or to a trust, the beneficiary of which is a member of the individual’s immediate family, an affiliate of such person or to a charitable organization; (c) in the case of an individual, by virtue of laws of descent and distribution upon death of the individual; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) by private sales or transfers made in connection with any forward purchase agreement or similar arrangement or in connection with the consummation of a business combination at prices no greater than the price at which the founder shares, private placement units or ordinary shares, as applicable, were originally purchased; (f) by virtue of our sponsor’s organizational documents upon liquidation or dissolution of our sponsor; (g) to us for no value for cancellation in connection with the consummation of our initial business combination; (h) in the event of our liquidation prior to the completion of our initial business combination; or (i) in the event of completion of a liquidation, merger, share exchange or other similar transaction which results in all of our public shareholders having the right to exchange their ordinary shares for cash, securities or other property subsequent to the completion of an initial business combination; provided, however, that in the case of clauses (a) through (f) these permitted transferees must enter into a written agreement agreeing to be bound by these transfer restrictions. Transfers of founder shares, private placement units, private placement warrants and ordinary shares, including ordinary shares included in units or issued or issuable upon the exercise of the private placement warrants or conversion of the founder shares shall be permitted regardless of whether a filing under Section 16(a) of the Exchange Act shall be required or shall be voluntarily made with respect to such transfers.

And

To the extent such founder shares, private placement units, private placement warrants and ordinary shares, are deemed underwriters’ compensation pursuant to FINRA Rule 5110(e), the 180-day transfer restriction applies except as permitted under FINRA Rule 5110(e)(2).

Private placement units (the securities included therein), other than private placement units issued upon conversion of working capital loans

30 days after the completion of our initial business combination, unless approved by our public shareholders

And

180 days after the effective date of the registration statement of which this prospectus forms a part (FINRA Rule 5110(e)(1))

	Ravenna 7 LLC	Same as above

Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]

Individual	Entity	Entity’s Business	Affiliation
Gbola Amusa, M.D., CFA	Helio Genomics, Inc.	Biotechnology company	Strategic Advisor

Guy Barudin	Chardan	FINRA registered broker dealer	Managing Director

Isaac Manke, Ph.D.	OnKure Therapeutics, Inc.	Biopharmaceutical company	Senior Vice President, Strategy and Business Development; Director

	Q32 Bio, Inc.	Biotechnology company	Director

	Addex Therapeutics Ltd.	Pharmaceutical company	Director

	ONK Therapeutics Limited	Biotechnology company	Director

Jonas Grossman	Ravenna 7 LLC	SPAC sponsor	Manager

	Chardan	FINRA registered broker dealer	Co-Founder, Managing Partner and President

	ZOOZ Strategy Ltd.	Energy store solutions	Director

Andrew Lam, PharmD	Ally Bridge	Healthcare investment firm	Managing Director, Head of Biotech Private Equity